Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (19,543)	$ (23,386)	$ (81,580)	$ (84,686)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	3,431	5,266	19,831	21,750
Depreciation expense	1,000	726	2,766	2,775
Non-cash lease expense	630	593	2,370	1,066
Non-cash interest expense			396	347
Loss on disposal of assets			0	16
Non-cash interest (income) expense	(112)	266
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	2,051	1,385	681	(173)
Accounts payable	(697)	(429)	(677)	(2,292)
Deferred revenue			0	(14,068)
Lease liabilities	(479)	(412)	(1,816)	(396)
Accrued expenses	(413)	(1,352)	(208)	(398)
Net cash used in operating activities	(14,132)	(17,343)	(58,237)	(76,059)
Cash flows from investing activities:
Sale of property and equipment	7	0	17	0
Purchase of property and equipment	(100)	(12)	0	(2,914)
Purchase of marketable securities	(1,978)	(20,786)	(54,222)	(92,445)
Redemption of marketable securities	7,570	8,136	85,338	29,233
Net cash provided by (used in) investing activities	5,499	(12,662)	31,133	(66,126)
Cash flows from financing activities:
Proceeds from issuance of common stock, net	1	61	60	1,298
Proceeds from Employee Stock Purchase Plan	31	139	196	60
Repayment of Term Loan	(2,500)	0	(833)	0
Net cash (used in) provided by financing activities	(2,468)	200	(577)	1,358
Net decrease in cash, cash equivalents and restricted cash	(11,101)	(29,805)	(27,681)	(140,827)
Cash, cash equivalents, and restricted cash at beginning of period	53,653	81,334	81,334	222,161
Cash, cash equivalents, and restricted cash at end of period	$ 42,552	$ 51,529	53,653	81,334
Supplemental disclosures:
Cash paid for interest			$ 914	$ 703